Note 11 – Long-term Debt	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Note 11 – Long-term Debt

Note 11 – Long-term Debt

On July 11, 2025, the Company assumed a Mortgage Loan as part of the Block 40 Acquisition. The Mortgage Loan accrues interest based upon the Secured Overnight Financing Rate (“SOFR”) plus a spread of 3.00%. The Mortgage Loan has interest payments due in monthly installments with a maturity date for the entire principal balance on June 1, 2026. As of September 30, 2025, the Mortgage Loan had an outstanding balance of $73,625,000. As of September 30, 2025, accrued interest was $0 and the effective interest rate for the Mortgage Loan was 7.34%.

Future minimum principal payments at September 30, 2025 for the next five years are as follows:

2025	$—
2026	73,625,000
2027	—
2028	—
2029	—
$73,625,000